YIELDQUEST FUNDS TRUST

3575 Piedmont Road, Suite 1550

Atlanta, Georgia 30309

October 21, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  Re:  YieldQuest Funds Trust (SEC File Nos: 333-125172 and 811-21771)

       CIK No. 0001327374

Dear Sir or Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 2 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 20, 2005.

Sincerely yours,

YieldQuest Funds Trust

                                                    By:_/s/ David N. Summers___________________

                                                    David N. Summers, Treasurer and Secretary